Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	Note	2021	2020
Restricted share unit plan	19(a)	$2,335	$1,991
Performance restricted share unit plan	19(b)	2,165	2,031
Deferred stock unit plan	19(c)	7,106	(2,078)
		$11,606	$1,944

Schedule of performance restricted share units

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2019	481,907	8.85
Granted	211,754	8.55
Vested	(201,104)	8.51
Forfeited	—	—
Outstanding at December 31, 2020	492,557	8.86
Granted	112,079	20.04
Vested	(178,067)	8.24
Outstanding at December 31, 2021	426,569	12.06

Schedule of assumptions used in estimate of fair value
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2021 and 2020 using a Monte Carlo simulation with the following assumptions:

	2021	2020
Risk-free interest rate	0.65%	0.30%
Expected volatility	50.96%	48.71%

Schedule of stock plan activity

Number of units
Outstanding at December 31, 2019	901,045
Granted	114,020
Redeemed	(9,562)
Outstanding at December 31, 2020	1,005,503
Granted	66,265
Redeemed	(139,124)
Outstanding at December 31, 2021	932,644

Schedule of stock options activity

	Number of options	Weighted-average exercise price $ per share
Outstanding at December 31, 2019	238,600	4.61
Exercised(i)	(109,100)	4.91
Forfeited or expired	(4,500)	10.13
Outstanding at December 31, 2020	125,000	4.16
Exercised(i)	(125,000)	4.16
Outstanding at December 31, 2021	—	—
(i) All stock options exercised resulted in new common shares being issued (note 17(a)).

Restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2019	650,077	9.35
Granted	298,142	8.55
Vested	(269,484)	6.19
Forfeited	(37,264)	8.81
Outstanding at December 31, 2020	641,471	10.34
Granted	144,383	19.97
Vested	(220,116)	8.44
Forfeited	(12,327)	13.01
Outstanding at December 31, 2021	553,411	13.55